GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised		$ 7,040,000	$ 1,596,000	$ 6,982,000
Description of project completion period		January 1, 2025 to December 31, 2026
Intangible assets acquired through business combinations		$ 13,200,000
Intangible assets under development impairment charge		916,000
Impairment loss on financial assets	$ 800,000	$ (800,000)	1,500,000	0
Long term growth rate		2.00%
Variation in discount rate		10.00%
Actuarial assumption of discount rate percentage		10.00%
Intangible assets and goodwill		$ 51,343,000	16,270,000
Impairment loss		1,596,000	5,833,000	$ 4,624,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		1,408,000	$ 11,105,000
Syphilis Point-of-Care [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets under development impairment charge		680,000
Trinscreen plant & equipment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets under development impairment charge		223,000
Kansas right-of-use asset [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets under development impairment charge		133,000
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additional project cost		$ 20,000,000
Cash flow projections		3.00%
Pre tax discount rates		17.00%	15.00%
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additional project cost		$ 25,000,000
Cash flow projections		2.00%
Pre tax discount rates		28.00%	22.00%
Immco Diagnostics Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss			$ 2,069,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		$ 101,000	9,331,000
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		(120,000)	$ 1,500,000
Metabolomic Diagnostics Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognised in connection with acquisition		$ 6,000,000
Waveform Technologies Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate		2.00%
Pre tax discount rates		26.00%
Intangible assets and goodwill		$ 13,829,000
Epi Capture Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate		2.00%
Pre tax discount rates		29.40%
Technology based intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 13,100,000